General information - Summary of all subsidiaries held by the company directly or indirectly (Details)	Dec. 31, 2024	Dec. 31, 2023
Vaccines Holdings Sweden AB
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva Austria GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva France SAS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva Scotland Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva Sweden AB
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva UK Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Valneva USA, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
VBC 3 Errichtungs GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%